Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Ownership Interest in Partnership	10.00%		10.00%		10.00%
Restricted cash						$ 1,006,342
Account receivable, period till considered past due					30 days
Bad debt expense (recovery)	0	(1,629)	0	0	0	0
Allowance for doubtful accounts					0	0
Project savings revenue					2,600,000
Revenue in excess of billing	$ 35,622		$ 35,622		$ 248,874	$ 335,460
Dilutive effect of share-based payment award	2,389,396		2,367,042		1,321,049	103,429
Anitdilutive Share-Based Payment Awards	1,315,683		1,247,380		1,525,208	848,499
Reverse acquisition, exchange ratio for each partnership unit						5,880
Ownership interest in NexCore Group LP	90.00%		90.00%		90.00%
Maximum
Noncontrolling Ownership Interest in Partnership	100.00%		100.00%		100.00%
Property and equipment , useful lives			7 years		7 years
Minimum
Property and equipment , useful lives			3 years		3 years